UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                      811-4977

Exact name of registrant as specified in charter:        Voyageur Insured Funds

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 August 31

Date of reporting period:                                May 31, 2006

Item 1. Schedule of Investments (Unaudited)


Schedule of Investments (Unaudited)

Delaware Tax-Free Arizona Insured Fund

May 31, 2006

                                                                                                       Principal      Market
                                                                                                       Amount         Value
Municipal Bonds - 98.03%

Corporate-Backed Revenue Bonds - 3.92%
Maricopa County Pollution Control (Palo Verde Project) Series A 5.05% 5/1/29 (AMBAC)                   $6,000,000      $ 6,142,620
                                                                                                                       ___________

                                                                                                                         6,142,620
                                                                                                                         _________
Education Revenue Bonds - 9.34%
Arizona Board of Regents (Northern Arizona University)
     5.00% 6/1/34 (FGIC)                                                                                1,000,000        1,020,500
     5.50% 6/1/34 (FGIC)                                                                                1,250,000        1,348,438
Arizona State Board of Regents Certificates of Participation (University of Arizona Main Campus)
     Series 2000 A-1 5.125% 6/1/25 (AMBAC)                                                              1,250,000        1,308,550
Arizona State University Certificates of Participation (Research Infrastructure Project)
     5.00% 9/1/30 (AMBAC)                                                                               3,000,000        3,078,300
Glendale Industrial Development Authority Revenue (Midwestern University) Series A
     5.875% 5/15/31                                                                                     1,000,000        1,055,470
Mohave County Community College District Revenue (State Board of Directors)
     6.00% 3/1/20 (MBIA)                                                                                1,000,000        1,075,170
Northern Arizona University Certificates of Participation (Northern Arizona University
     Research Project)
     5.00% 9/1/30 (AMBAC)                                                                               1,500,000        1,540,695
South Campus Group Student Housing Revenue (Arizona State University South Campus Project)
     5.625% 9/1/35 (MBIA)                                                                               1,000,000        1,082,230
Tucson Industrial Development Authority (University of Arizona-Marshall Foundation)
     Series A 5.00% 7/15/27 (AMBAC)                                                                     1,000,000        1,026,180
University of Arizona Certificates of Participation (University of Arizona Project)
     Series A 5.125% 6/1/21 (AMBAC)                                                                     1,000,000        1,040,970
     Series B 5.125% 6/1/22 (AMBAC)                                                                     1,000,000        1,041,610
                                                                                                                        __________

                                                                                                                        14,618,113
                                                                                                                        __________
Electric Revenue Bonds - 5.32%
Energy Management Services (Arizona State University - Main Campus) 5.25% 7/1/17 (MBIA)                 1,500,000        1,598,220
Puerto Rico Electric Power Authority Revenue
     Series NN 5.00% 7/1/32 (MBIA)                                                                      2,500,000        2,574,250
     Series OO 5.00% 7/1/13 (CIFG)                                                                      1,500,000        1,593,105
Salt River Project Agricultural Improvement & Power District Electric System Revenue
     (Salt River Project)
     Series A 5.00% 1/1/31                                                                                500,000          513,085
     Series B 5.00% 1/1/31 (MBIA)                                                                       2,000,000        2,052,340
                                                                                                                         _________

                                                                                                                         8,331,000
                                                                                                                         _________

Escrowed to Maturity Bonds - 0.31%
Maricopa County School District #14 (Creighton School Improvement Project of 1990)
     Series C 6.50% 7/1/08 (FGIC)                                                                         455,000          480,721
                                                                                                                           _______

                                                                                                                           480,721
                                                                                                                           _______

Health Care Revenue Bonds - 7.30%
Glendale Industrial Development Authority Hospital Revenue 5.00% 12/1/35                                1,000,000          996,330
Maricopa County Industrial Development Authority Revenue
     (Catholic Healthcare West) Series A 5.50% 7/1/26                                                   1,000,000        1,042,320
     (Mayo Clinic) 5.00% 11/15/36                                                                       1,000,000        1,026,010
     (Senior Living Healthcare) 5.00% 8/20/35 (GNMA)                                                    1,000,000          993,080
Mohave County Industrial Development Authority (Chris Ridge & Silver) 6.375%
     11/1/31 (GNMA)                                                                                       185,000          190,802
Phoenix Industrial Development Authority Hospital Revenue (John C. Lincoln Health)
     Series B 5.75% 12/1/16 (Connie Lee)                                                                4,110,000        4,287,675
University Medical Center Hospital Revenue 5.00% 7/1/24                                                   800,000          803,136
Yavapai County Industrial Development Authority Revenue (Yavapai Regional Medical Center)
     5.25% 8/1/21 (RADIAN)                                                                              2,000,000        2,083,440
                                                                                                                         _________

                                                                                                                        11,422,793
                                                                                                                        __________
Housing Revenue Bonds - 3.99%
Phoenix Industrial Development Authority Multifamily Housing Revenue
     (Capital Mews Apartments) Series A 5.70% 12/20/40 (GNMA) (AMT)                                     2,000,000        2,071,240
     (Ventana Palms Apartments) Series A
     6.15% 10/1/29 (MBIA)                                                                                 510,000          536,816
     6.20% 10/1/34 (MBIA)                                                                                 940,000          990,262
Pima County Industrial Development Authority Single Family Housing Revenue
     Series A-1 6.125% 11/1/33 (GNMA) (FNMA) (FHLMC) (AMT)                                                 25,000           25,433




     Series B-1 6.10% 5/1/31 (GNMA) (AMT)                                                                  80,000           81,360
Yuma Industrial Development Authority Multifamily Revenue Series A 6.10% 9/20/19 (GNMA) (AMT)           2,340,000        2,537,823
                                                                                                                         _________

                                                                                                                         6,242,934
                                                                                                                         _________

Lease Revenue Bonds - 11.70%
Arizona Agricultural Improvement & Power District Certificates of Participation (Salt River Project)
     5.00% 12/1/18 (MBIA)                                                                               2,500,000        2,605,475
Arizona School Facilities Board Certificates of Participation Series A 5.00% 9/1/18 (FGIC)              1,000,000        1,047,060
Greater Arizona Development Authority Infrastructure Revenue Series A 5.00% 8/1/22 (MBIA)                 500,000          522,975
Marana Municipal Property Corporation Municipal Facilities Revenue 5.00% 7/1/28 (AMBAC)                   575,000          589,973
Maricopa County Industrial Development Authority Correctional Contract Facilities Revenue
     (Phoenix West Prison) 5.375% 7/1/22 (ACA)                                                          1,000,000        1,032,110
Phoenix Industrial Development Authority Government Office Lease Revenue
     (Capitol Mall LLC II Project) 5.00% 9/15/28 (AMBAC)                                                4,000,000        4,083,280
Pinal County Certificates of Participation 5.125% 6/1/21 (AMBAC)                                        4,675,000        4,866,534
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
     Series D 5.25% 7/1/27                                                                                470,000          482,521
     Series D 5.25% 7/1/36                                                                                270,000          275,619
     Series I 5.25% 7/1/33                                                                                500,000          513,560
University of Arizona Certificates of Participation Series B 5.00% 6/1/31 (AMBAC)                       2,250,000        2,299,973
                                                                                                                         _________

                                                                                                                        18,319,080
                                                                                                                        __________

Local General Obligation Bonds - 4.55%
Cochise County Unified School District #68 7.50% 7/1/10 (FGIC)                                          1,000,000        1,138,680
DC Ranch Community Facilities 5.00% 7/15/27 (AMBAC)                                                     1,000,000        1,032,280
Maricopa County School District #14 (Creighton School Improvement Project of 1990)
     Series C 6.50% 7/1/08 (FGIC)                                                                         545,000          575,585
Maricopa County School District #38 (Madison Elementary) 5.00% 7/1/14 (FSA)                             1,750,000        1,871,660
Phoenix Variable Purpose Series B 5.00% 7/1/27                                                          2,435,000        2,503,643
                                                                                                                         _________

                                                                                                                         7,121,848
                                                                                                                         _________

$ Pre-Refunded Bonds - 25.99%
Arizona State Transportation Board Highway Revenue Series B 5.25% 7/1/22-12                             1,000,000        1,078,910
Eagle Mountain Community Facility District Series A 6.50% 7/1/21-06 (AGC)                               1,010,000        1,022,605
Glendale Industrial Development Authority Educational Facilities
     (American Graduate School International)
     5.625% 7/1/20-06 (Connie Lee)                                                                      1,000,000        1,011,760
     5.875% 7/1/15-06 (Connie Lee)                                                                      2,500,000        2,529,900
Maricopa County School District #3 (Tempe Elementary Project of 1997) Series E
     5.70% 7/1/16-09 (FGIC)                                                                             1,025,000        1,094,116
Mesa Industrial Development Authority (Discovery Health Systems) Series A 5.625% 1/1/29-10 (MBIA)      10,000,000       10,701,699
Phoenix Industrial Development Authority Lease Revenue (Capitol Mall LLC Project)
     5.50% 9/15/27-10 (AMBAC)                                                                           5,000,000        5,342,749
Phoenix Street & Highway Revenue 6.50% 7/1/09-06 (AMBAC)                                                  350,000          351,918
Puerto Rico Commonwealth Public Improvement Revenue
     5.125% 7/1/30-11 (FSA)                                                                               770,000          820,212
     Series A 5.00% 7/1/27-12                                                                           1,000,000        1,066,000
     Series A 5.125% 7/1/31-11                                                                          1,705,000        1,816,183
Puerto Rico Public Buildings Authority Guaranteed Government Facilities Revenue Series D
     5.25% 7/1/27-12                                                                                    1,280,000        1,371,661
     5.25% 7/1/36-12                                                                                      730,000          782,275
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare)
     5.70% 12/1/21-11                                                                                     500,000          546,240
Sedona Partner Certificates of Participation 5.75% 7/1/16-09                                              500,000          533,830
Southern Arizona Capital Facilities Finance (University of Arizona Project) 5.10% 9/1/33-12 (MBIA)      3,250,000        3,481,953
Surprise Municipal Property Excise Tax Revenue 5.70% 7/1/20-09 (FGIC)                                   5,000,000        5,337,150
University of Arizona Certificates of Participation
     (University of Arizona Parking & Student Housing) 5.75% 6/1/19-09 (AMBAC)                          1,000,000        1,058,430
Yuma Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)
     5.00% 8/1/31-11 (FSA)                                                                                700,000          745,206
                                                                                                                           _______

                                                                                                                        40,692,797
                                                                                                                        __________

Special Tax Revenue Bonds - 4.83%
Arizona Tourism & Sports Authority Tax Revenue Multipurpose Stadium Facilities Series A
     5.00% 7/1/28 (MBIA)                                                                                2,500,000        2,572,725
     5.00% 7/1/31 (MBIA)                                                                                1,500,000        1,540,875
Phoenix Civic Improvement Corporation Distribution Revenue (Civic Plaza) Series B
     5.50% 7/1/31 (FGIC)                                                                                1,500,000        1,157,415
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue
     Series K 5.00% 7/1/35                                                                                750,000          750,510
San Luis Civic Improvement Corporation Municipal Facilities Excise Tax Revenue


     5.00% 7/1/38 (XLCA)                                                                                1,500,000        1,536,795
                                                                                                                         _________

                                                                                                                         7,558,320
                                                                                                                         _________

State General Obligation Bonds - 4.02%
Puerto Rico Commonwealth Public Improvements Refunding Series A 5.50% 7/1/19                            1,300,000        1,402,700
Puerto Rico Commonwealth Public Improvement (Unrefunded Balance) Series A
     5.125% 7/1/30 (FSA)                                                                                  480,000          499,070
     5.125% 7/1/31                                                                                      3,370,000        3,396,084
Virgin Islands Public Finance Authority (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)                      1,000,000        1,004,330
                                                                                                                         _________

                                                                                                                         6,302,184
                                                                                                                         _________

Transportation Revenue Bonds - 11.35%
Arizona State Transportation Board Highway Revenue Series A 5.00% 7/1/23                                1,000,000        1,042,820
Phoenix Civic Improvement Corporation Airport Revenue Series B
     5.25% 7/1/27 (FGIC) (AMT)                                                                          1,000,000        1,028,770
     5.25% 7/1/32 (FGIC) (AMT)                                                                         10,300,000       10,560,693
Tucson Airport Authority Senior Lien Series 2001 5.35% 6/1/31 (AMBAC) (AMT)                             5,000,000        5,133,900
                                                                                                                         _________

                                                                                                                        17,766,183
                                                                                                                        __________

Water & Sewer Revenue Bonds - 5.41%
Gilbert Water Resource Municipal Property Corporation Wastewater System & Utility Revenue
     (Development Fee & Senior Lien) 4.90% 4/1/19                                                       1,500,000        1,502,865
Glendale Water & Sewer Revenue Senior Lien 5.00% 7/1/28 (AMBAC)                                         2,000,000        2,059,400
Phoenix Civic Improvement Corporation Wastewater Systems Revenue Junior Lien
     5.00% 7/1/24 (FGIC)                                                                                1,000,000        1,035,920
     5.00% 7/1/26 (FGIC)                                                                                3,750,000        3,867,788
                                                                                                                         _________

                                                                                                                         8,465,973
                                                                                                                         _________

Total Municipal Bonds (cost $147,360,463)                                                                              153,464,566
                                                                                                                       ___________

Short-Term Investments - 0.41%

Money Market Instruments - 0.41%
Federated Arizona Municipal Cash Trust                                                                    646,298          646,298
                                                                                                                           _______

Total Short-Term Investments (cost $646,298)                                                                               646,298
                                                                                                                           _______

Total Market Value of Securities - 98.44%
     (cost $148,006,761)                                                                                               154,110,864

Receivables and Other Assets Net of Liabilities (See Notes) - 1.56%                                                      2,444,997
                                                                                                                         _________

Net Assets Applicable to 13,933,344 Shares Outstanding - 100.00%                                                      $156,555,861
                                                                                                                      ____________

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

Summary of Abbreviations:

ACA - Insured by American Capital Access
AGC - Insured by Assured Guaranty Corporation
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FHLMC - Insured by the Federal Home Loan Mortgage Corporation
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
XLCA - Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Insured Funds - Delaware Tax-Free Arizona Insured Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $148,006,761
                                         ____________

Aggregate unrealized appreciation           6,299,874
Aggregate unrealized depreciation            (195,771)
                                         ____________

Net unrealized appreciation              $  6,104,103
                                         ____________

For federal income tax purposes, at August 31, 2005, capital loss carryforwards of $2,789,466 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,029,322 expires in 2008, $78,759 expires in 2011 and $1,681,385 expires in 2012.

3. Credit and Market Risk

The Fund concentrates its investments in securities issued by municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding." Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Arizona Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U. S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Insured Fund
________________________________________

May 31, 2006


                                                                                                       Principal       Market
                                                                                                       Amount          Value
Municipal Bonds - 97.25%

Corporate-Backed Revenue Bonds - 0.78%
Sartell Environmental Improvement Revenue (International Paper) Series A
     5.20% 6/1/27                                                                                      $1,800,000       $1,817,982
                                                                                                                        __________

                                                                                                                         1,817,982
                                                                                                                         _________

Education Revenue Bonds - 5.93%
Minnesota State Colleges & Universities Revenue Fund Series A
     5.00% 10/1/22 (FSA)                                                                                5,135,000        5,332,441
     5.00% 10/1/29 (MBIA)                                                                               4,000,000        4,146,200
Minnesota State Higher Education Facilities Authority Revenue (St. Catherine College)
     Series 5-N1 5.00% 10/1/18                                                                          2,200,000        2,245,320
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation
     Project) 5.00% 5/1/23                                                                              2,000,000        2,063,420
                                                                                                                         _________

                                                                                                                        13,787,381
                                                                                                                        __________

Electric Revenue Bonds - 6.23%
Minnesota State Municipal Power Agency Series A 5.00% 10/1/34                                           2,000,000        2,026,120
& Northern Municipal Power Agency Electric System Revenue, Inverse Floater ROLs
     Series II-R-32 6.886% 1/1/13 (FSA)                                                                 4,585,000        5,073,028
Puerto Rico Electric Power Authority Power Revenue
     Series GG 4.75% 9/1/21 (FSA)                                                                       1,000,000        1,017,670
     Series OO 5.00% 7/1/13 (CIFG)                                                                      1,315,000        1,396,622
Shakopee Public Utilities Commission Revenue 5.125% 2/1/26 (MBIA)                                       1,850,000        1,894,992
Southern Minnesota Municipal Power Agency Supply System Revenue Series A
     5.25% 1/1/15 (AMBAC)                                                                               1,500,000        1,627,665
Western Minnesota Municipal Power Agency Series B 5.00% 1/1/15 (MBIA)                                   1,365,000        1,456,660
                                                                                                                         _________

                                                                                                                        14,492,757
                                                                                                                        __________

Escrowed to Maturity Bonds - 15.35%
Dakota/Washington Counties Housing & Redevelopment Authority
     Anoka Single Family Residential Mortgage Revenue 8.45% 9/1/19 (GNMA) (AMT)                         9,000,000       12,575,880
     Bloomington Mortgage Single Family Residential Mortgage Revenue
     8.15% 9/1/16 (MBIA) (GNMA) (AMT)                                                                     405,000          531,696
     8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)                                                             14,115,000       20,070,542
Western Minnesota Municipal Power Agency Supply Revenue Series A
     6.60% 1/1/10                                                                                       1,650,000        1,746,789
     9.75% 1/1/16 (MBIA)                                                                                  530,000          752,409
                                                                                                                           _______

                                                                                                                        35,677,316
                                                                                                                        __________

Health Care Revenue Bonds - 16.77%
Duluth Economic Development Authority Health Care Facilities Benedictine Health
     System (St. Mary's Hospital) 5.25% 2/15/28                                                         8,500,000        8,663,796
Minneapolis Health Care System Revenue
     (Allina Health Systems) Series A 5.75% 11/15/32                                                    7,800,000        8,249,046
     (Fairview Health Services) Series D 5.00% 11/15/34 (AMBAC)                                         8,250,000        8,475,720
Minneapolis/St. Paul Housing & Redevelopment Authority Health Care System Revenue
     (Allina Health System) 5.00% 11/15/13 (AMBAC)                                                      6,490,000        6,495,776
     (Healthpartners Obligation Group Project)
     5.625% 12/1/22                                                                                       650,000          683,735
     5.875% 12/1/29                                                                                     1,000,000        1,060,260
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care
     System) Series A 5.75% 11/15/26 (MBIA)                                                               180,000          187,988
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
     5.50% 7/1/25                                                                                       2,000,000        2,092,800
St. Paul Housing & Redevelopment Authority Hospital Revenue (St. Paul/Ramsey
     Medical Center Project) 5.50% 5/15/13 (AMBAC)                                                      1,000,000        1,001,310
Willmar (Rice Memorial Hospital Project)
     5.00% 2/1/22 (FSA)                                                                                 1,000,000        1,039,260
     5.00% 2/1/25 (FSA)                                                                                 1,000,000        1,035,740
                                                                                                                         _________

                                                                                                                        38,985,431
                                                                                                                        __________


Housing Revenue Bonds - 4.18%
Dakota County Housing & Redevelopment Authority Single Family Mortgage Revenue
     Series B 5.85% 10/1/30 (GNMA) (FNMA) (AMT)                                                           288,000          294,229
Eagan Multifamily Revenue (Woodridge Apartments) Series A 5.90% 8/1/20 (GNMA)                           1,000,000        1,028,140
Minneapolis Multifamily Housing Revenue
     (Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)                                             1,500,000        1,546,065
     (Seward Towers Project) 5.00% 5/20/36 (GNMA)                                                       4,000,000        4,116,441
Minnesota State Housing Finance Agency Rental Housing Revenue Series C-2
     5.95% 2/1/15 (AMBAC)                                                                               1,642,000        1,657,024
White Bear Lake Multifamily Revenue (Lake Square) Series A 5.875% 2/1/15 (FHA)                          1,055,000        1,083,685
                                                                                                                         _________

                                                                                                                         9,725,584
                                                                                                                         _________

Local General Obligation Bonds - 22.91%
Big Lake Independent School District #727 Series A
     5.00% 2/1/17 (FSA)                                                                                 1,040,000        1,076,670
     5.00% 2/1/20 (FSA)                                                                                 1,000,000        1,034,560
Centennial Independent School District #012 Series A 5.00% 2/1/18 (FSA)                                 1,270,000        1,329,500
Dakota County Community Development Agency Governmental Housing Development
     5.00% 1/1/21                                                                                       1,275,000        1,312,778
Farmington Independent School District #192 Series B 5.00% 2/1/27 (FSA)                                 4,000,000        4,155,080
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (FSA)                                  2,350,000        2,401,724
Morris Independent School District #769 5.00% 2/1/24 (MBIA)                                             4,875,000        5,163,989
Mounds View Independent School District #621
     5.00% 2/1/20 (MBIA)                                                                                2,970,000        3,083,989
     5.375% 2/1/24 (FGIC)                                                                               6,170,000        6,574,011
Osseo Independent School District #279 Series A 5.00% 2/1/21 (FSA)                                      3,570,000        3,701,376
Robbinsdale Independent School District #281 5.00% 2/1/21 (FSA)                                         1,310,000        1,358,208
& Rockford Independent School District #883, Inverse Floater ROLs Series II-R-30-B
     7.596% 2/1/21 (FSA)                                                                                1,605,000        1,804,469
^ Rosemount Independent School District #196 Series B
     5.80% 4/1/09 (FSA)                                                                                 1,860,000        1,670,429
     5.85% 4/1/10 (FSA)                                                                                 2,240,000        1,934,643
^ Sauk Rapids Independent School District #047 Series B
     5.982% 2/1/15 (FSA)                                                                                2,700,000        1,785,159
     6.083% 2/1/17 (FSA)                                                                                2,245,000        1,313,662
& South Washington County Independent School District #833, Inverse Floater ROLs
     Series II-R-34-A                                                                                   3,440,000        3,867,523
     7.596% 2/1/20 (MBIA)
     7.596% 2/1/21 (MBIA)                                                                               3,645,000        4,098,001
St. Michael Independent School District #885
     5.00% 2/1/20 (FSA)                                                                                 1,970,000        2,045,609
     5.00% 2/1/27 (FSA)                                                                                 3,435,000        3,532,829
                                                                                                                         _________

                                                                                                                        53,244,209
                                                                                                                        __________

Municipal Lease Revenue Bonds - 5.31%
Hopkins Housing & Redevelopment Authority Public Works and Fire Station Series A
     5.00% 2/1/23 (MBIA)                                                                                1,210,000        1,255,375
Minneapolis Special School District #001 Series A
     5.00% 2/1/18 (FSA)                                                                                 1,545,000        1,617,383
     5.00% 2/1/19 (FSA)                                                                                 1,535,000        1,605,794
     5.00% 2/1/20 (FSA)                                                                                 1,690,000        1,754,862
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
     5.125% 12/1/27                                                                                     2,000,000        2,082,580
     5.25% 12/1/27                                                                                      3,840,000        4,026,087
                                                                                                                         _________

                                                                                                                        12,342,081
                                                                                                                        __________

$ Pre-Refunded Bonds - 11.74%
Hopkins Multifamily Revenue (Auburn Apartments Project) Series A
     8.05% 6/20/31-06 (GNMA)                                                                            3,790,000        3,912,379
Minneapolis Community Development Agency (Supported Development Revenue)
     Series G-3 5.45% 12/1/31-11                                                                        2,000,000        2,160,140
Minneapolis Health Care System Revenue (Fairview Health Services) Series A
     5.625% 5/15/32-12                                                                                  5,400,000        5,936,598
Minnesota Agricultural & Economic Development Board Revenue (Fairview Health Care
     System) Series A 5.75% 11/15/26-07 (MBIA)                                                         10,070,000       10,563,933
Southern Minnesota Municipal Power Agency Supply Revenue Series A
     5.75% 1/1/18-13                                                                                    3,790,000        4,007,584
     5.75% 1/1/18-13 (AMBAC)                                                                              670,000          708,465
                                                                                                                           _______

                                                                                                                        27,289,099
                                                                                                                        __________
Special Tax Bonds - 0.80%
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan) Series A 5.25% 10/1/22             1,785,000        1,847,939
                                                                                                                         _________

                                                                                                                         1,847,939
                                                                                                                         _________


State General Obligation Bonds - 2.47%
Minnesota State 5.00% 11/1/20 (FSA)                                                                     5,500,000        5,740,185
                                                                                                                         _________

                                                                                                                         5,740,185
                                                                                                                         _________

Transportation Revenue Bonds - 4.78%
Minneapolis/St. Paul Metropolitan Airports Commission Revenue
     Series A 5.00% 1/1/22 (MBIA)                                                                       2,000,000        2,063,840
     Series A 5.125% 1/1/25 (FGIC)                                                                        100,000          103,485
     Series C 5.125% 1/1/20 (FGIC)                                                                      2,000,000        2,089,480
     Series C 5.25% 1/1/32 (FGIC)                                                                       6,595,000        6,846,467
                                                                                                                         _________

                                                                                                                        11,103,272
                                                                                                                        __________

Total Municipal Bonds (cost $213,083,326)                                                                              226,053,236
                                                                                                                       ___________

                                                                                                       Number of
                                                                                                        Shares
Short-Term Investments - 1.67%

Money Market Instruments - 0.34%
Federated Minnesota Municipal Cash Trust                                                                  790,819          790,819
                                                                                                                           _______

                                                                                                                           790,819
                                                                                                                           _______

                                                                                                       Principal
                                                                                                        Amount
~ Variable Rate Demand Notes - 1.33%
Midwest Consortium of Municipal Utilities Revenue Series A (LOC - U.S. Bank N.A.)
     3.48% 1/1/25                                                                                      $1,000,000        1,000,000
Minneapolis Convention Center Series A 3.33% 12/1/14 (SPA)                                                600,000          600,000
Minneapolis Health Care System Revenue (Fairview Health Services) Series A
     3.21% 11/15/32 (AMBAC)                                                                             1,500,000        1,500,000
                                                                                                                         _________

                                                                                                                         3,100,000
                                                                                                                         _________

Total Short-Term Investments (cost $3,890,819)                                                                           3,890,819
                                                                                                                         _________

Total Market Value of Securities - 98.92%
     (cost $216,974,145)                                                                                               229,944,055

Receivables and Other Assets Net of Liabilities (See Notes) - 1.08%                                                      2,520,230
                                                                                                                         _________

Net Assets Applicable to 21,582,801 Shares Outstanding - 100.00%                                                      $232,464,285
                                                                                                                      ____________


^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

$ Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated
  maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

~ Variable rate security. The interest rate shown is the rate as of May 31, 2006.

& An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of May 31, 2006. See Note 3 in "Notes."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement
VA - Insured by the Veterans Administration

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Insured Funds - Delaware Tax-Free Minnesota Insured Fund (the "Fund").

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At May 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                      $216,974,145
                                         ____________

Aggregate unrealized appreciation          13,307,839
Aggregate unrealized depreciation            (337,929)
                                         ____________

Net unrealized appreciation              $ 12,969,910
                                         ____________

3. Credit and Market Risk

The Fund concentrates its investments in securitiesissued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At May 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                 CERTIFICATION
                                 _____________

I, Jude T. Driscoll, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Insured Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The  registrant's  other certifying  officer(s) and  I are responsible  for
     establishing  and   maintaining  disclosure  controls and  procedures  (as
     defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006

                                 CERTIFICATION
                                 _____________

I, Michael P. Bishof, certify that:

1.   I have reviewed this report on Form N-Q of Voyageur Insured Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The  registrant's  other  certifying officer(s) and I have disclosed to the
     registrant's   auditors   and  the  audit  committee  of the   registrant's
     board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Michael P. Bishof
____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006

                                   SIGNATURES
                                   __________

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Voyageur Insured Funds


Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Jude T. Driscoll
____________________

By: Jude T. Driscoll
Title: Chief Executive Officer
Date: July 26, 2006


Michael P. Bishof
____________________

By: Michael P. Bishof
Title: Chief Financial Officer
Date: July 26, 2006